Cash And Cash Equivalents (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 290,475	€ 390,250	€ 340,294	€ 293,902
ASM International N.V. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	290,475	390,250	340,294
ASM Pacific Technology Ltd. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 145,414